Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Changes in Property and Equipment

Changes in property and equipment are as follows:

(1)
Acquisition Cost

			(In millions of yen)
	Leasehold improvements	Furniture and fixtures	Construction in progress	Total
Balance as of April 1, 2024	2,746	19,441	806	22,993
Additions	432	3,222	1,676	5,330
Transfer from construction in progress	6	1,264	(1,270)	—
Disposals	(35)	(1,592)	(9)	(1,636)
Other	(112)	(86)	(647)	(845)
Balance as of March 31, 2025	3,037	22,249	556	25,842
Additions	418	3,232	2,371	6,021
Transfer from construction in progress	11	1,858	(1,869)	—
Disposals	(468)	(1,782)	(3)	(2,253)
Other	6	(61)	(292)	(347)
Balance as of March 31, 2026	3,004	25,496	763	29,263

(2)
Accumulated Depreciation and Impairment Losses

			(In millions of yen)
	Leasehold improvements	Furniture and fixtures	Construction in progress	Total
Balance as of April 1, 2024	877	7,581	―	8,458
Depreciation	455	3,658	―	4,113
Disposals	(24)	(1,018)	―	(1,042)
Impairment Losses	(100)	(80)	―	(180)
Balance as of March 31, 2025	1,208	10,141	―	11,349
Depreciation	374	4,344	―	4,718
Disposals	(462)	(1,198)	―	(1,660)
Other	(2)	(21)	―	(23)
Balance as of March 31, 2026	1,118	13,266	―	14,384

(3)
Book Value

			(In millions of yen)
	Leasehold improvements	Furniture and fixtures	Construction in progress	Total
Balance as of March 31, 2025	1,829	12,108	556	14,493
Balance as of March 31, 2026	1,886	12,230	763	14,879